Share-based payments - Summary of Share Options Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	126,032	185,908
Exercisable	92,866	69,541
Weighted average remaining contractual life, in months	43 months	69 months
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	126,032	185,908	171,627
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	0	250
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	26,374	250
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	250	250
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	18,491	18,491
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	24,084	53,917
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	28,333	55,667
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2029 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	24,250	47,833
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2030 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	4,250	9,250